UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017—May 31, 2018

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2018

Vanguard New York Tax-Exempt Funds

Vanguard New York Municipal Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
New York Municipal Money Market Fund.	9
New York Long-Term Tax-Exempt Fund.	29
About Your Fund’s Expenses.	82
Trustees Approve Advisory Arrangements.	84
Glossary.	86

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2018, Vanguard New York Long-Term Tax-Exempt
Fund returned a little more than 0.5%. It edged out its benchmark but lagged the average return of its peers. Vanguard New York Municipal Money Market Fund returned almost
0.6%, which was more than the average return of its peers.

• Although fundamentals remained solid, municipal bonds went through a bumpy patch as the new tax legislation passed in December affected both supply and demand. Their prices finished the period down across the maturity spectrum but particularly among longer-dated securities.

• The Long-Term Fund benefited from its tilt toward lower-quality investment-grade bonds, which significantly outperformed their higher-quality counterparts. Security selection also added value.

• Money market returns moved higher in response to the actions of the Federal
Reserve, which raised rates twice during the period and indicated more to come.

Total Returns: Six Months Ended May 31, 2018
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Municipal Money Market Fund	1.04%	2.06%	0.58%	0.00%	0.58%
New York Tax-Exempt Money Market Funds
Average					0.38
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.70%	5.36%	1.59%	-1.07%	0.52%
Admiral™ Shares	2.77	5.50	1.63	-1.07	0.56
Bloomberg Barclays NY Municipal Bond Index					0.49
New York Municipal Debt Funds Average					1.10

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the New York Municipal Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield is based on the 2018 maximum federal tax rate of 40.8% (which combines 37.0%, the highest federal marginal tax bracket effective for 2018, and the 3.8% Medicare tax on investment income) and the maximum income tax rate for the state. Local taxes were not considered. This calculation also assumes that investors do not itemize deductions, including state taxes, on their federal return. Please see the prospectus dated March 28, 2018, for a detailed explanation of the methodology used in the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Municipal Money Market Fund	0.16%	—	0.44%
New York Long-Term Tax-Exempt Fund	0.19	0.09%	0.90

The fund expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the funds’ annualized expense ratios were: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the New York Municipal Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Mortimer J. Buckley

President and Chief Executive Officer June 12, 2018

Market Barometer
			Total Returns
		Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

Advisor’s Report

For the six months ended May 31, 2018, Vanguard New York Long-Term Tax-Exempt Fund returned 0.52% for Investor Shares and 0.56% for Admiral Shares. Those results surpassed the 0.49% return of the benchmark, the Bloomberg Barclays New York Municipal Bond Index, which includes bonds across the maturity spectrum, but lagged the average peer return of 1.10%.

Vanguard New York Municipal Money Market Fund returned 0.58%; the average return of its peers was 0.38%.

As municipal bond prices fell, yields rose. The Long-Term Fund’s 30-day SEC yield rose 53 basis points to 2.70% for Investor Shares and 50 basis points to 2.77% for

Admiral Shares over the period. (A basis point is one one-hundredth of a percentage point.) The Money Market Fund’s 7-day SEC yield climbed 20 basis points to 1.04%.

The funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal half year, however, only the Money Market Fund owned such securities.

The investment environment

Macroeconomic fundamentals were strong throughout the period. The U.S. economy continued to expand robustly amid solid business investment and consumer spending. The unemployment

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2017	2018
2 years	1.57%	1.75%
5 years	1.76	1.99
10 years	2.15	2.41
30 years	2.79	2.87
Source: Vanguard.

rate dropped to 3.8% in May, its lowest level in 18 years. Global growth remained supportive as well.

The Federal Reserve, acknowledging the health of the economy, moved further down the path toward monetary policy normalization. It proceeded with shrinking the $4.5 trillion balance sheet it had amassed as part of the monetary stimulus it began providing in the wake of the 2007–2009 recession. It also raised the federal funds target rate in December and March (and again just after the close of the period under review).

Even with this robust macroeconomic backdrop, investors abruptly began to see the glass as half empty toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised concerns that the Fed might start raising interest rates more aggressively. Brewing trade tensions and geopolitical flare-ups added to the downbeat mood. Market volatility spiked, stocks dropped sharply from record highs, and bond yields rose.

The muni market also had to contend with the new federal tax law enacted in late December. One significant change is that municipalities can no longer issue tax-exempt bonds to advance-refund outstanding debt. There was also concern—which proved unfounded—that the law would no longer let municipalities issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports. With municipalities rushing to issue both advance refunding and private activity bonds ahead of the law’s passage, supply became more uneven than usual. It surged in December and has been weaker than usual since then.

The reduction of the statutory federal corporate tax rate to 21% affected demand for munis, making their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies. On the other hand, a new cap on deductions for state and local taxes and mortgage interest payments may now make munis slightly more attractive for investors in states like New York with high personal income tax rates and expensive real estate markets.

New York’s overall credit profile is stable and healthy. The state ended the 2018 fiscal year on March 31 with a General Fund surplus of $9.4 billion thanks to strong personal income tax revenues, unanticipated monetary settlements, and lower-than-expected spending. Its fiscal 2019 budget, which was adopted on time, will increase spending on education and the Metropolitan Transportation Authority but will remain within the overall targeted increase cap of 2%.

Management of the funds

An overweighting of credit contributed to the Long-Term Bond Fund’s relative performance. Our tilt toward bonds rated A and BBB, on the lower rungs of the investment-grade credit ladder, was principally to capture their additional yield, especially as credit spreads versus Treasuries were fairly tight. Over the six months, however, they performed better than their higher-quality counterparts. Bonds rated BBB returned 1.93% as measured by the Bloomberg Barclays New York Municipal Bond Index, compared with 0.19% for bonds rated AAA.

Our deep and experienced bench of credit analysts again added value by helping us navigate this large, fragmented market. For the six months, security selection for the Long-Term Bond Fund was strong in a number of segments including university revenue, special assessment, and water and sewer revenue bonds.

Adding premium callable bonds in anticipation of higher rates worked in our favor, especially toward the end of 2017. Tactical yield curve positioning and duration calls modestly boosted performance as well.

In the Money Market Fund, we maintained fairly high levels of liquidity. We also continued to hold variable-rate demand notes; their coupons reset periodically to reflect the prevailing interest rate environment. That positioning, along with a low expense ratio, helped the fund outperform its peer average for the period.

The outlook

The U.S. economy is on track to rise above its long-term potential growth rate to about 2.5% in 2018. Although the slow pace of productivity growth, an aging population, and disruptive new technologies remain long-term structural drags, the recent tax cuts and increased government spending on top of solid synchronized global growth could result in a cyclical upswing.

The national unemployment rate is at its lowest level since 2000 and should edge even lower. Tightness in the labor market may finally be starting to translate into some upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in. Our long-term outlook for tepid inflation, however, is unchanged, and the Fed will most likely raise rates again in 2018 and three times in 2019.

We may see more bouts of volatility in the bond market related to shifting inflation and interest rate expectations. Muni supply and demand may also adjust further as a result of the new tax law. Other potential volatility triggers we’ll be watching include the U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

We anticipate a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances. Some are raising rates, some plan to do so, and some are reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the future may bring, our experienced team of portfolio managers, credit analysts, and traders will continue seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Adam Ferguson, CFA, Portfolio Manager

John P. Grimes, CFA, Portfolio Manager

Vanguard Fixed Income Group

June 18, 2018

New York Municipal Money Market Fund

Fund Profile
As of May 31, 2018

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	1.04%
Average Weighted
Maturity	23 days

1 The expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratio was 0.16%.

New York Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2008	2.32%	1.88%
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.26	0.08
2017	0.67	0.25
2018	0.58	0.38
7-day SEC yield (5/31/2018): 1.04%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Municipal Money
Market Fund	9/3/1997	0.84%	0.26%	0.32%

See Financial Highlights for dividend information.

New York Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
New York (100.4%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland
Suites LLC Project) VRDO	1.070%	6/7/18 LOC	8,025	8,025
Amherst NY BAN	2.000%	11/8/18	16,000	16,058
1 Battery Park City Authority New York
Revenue TOB VRDO	0.950%	6/1/18 LOC	17,060	17,060
1 City of New York NY GO TOB VRDO	1.090%	6/7/18	7,500	7,500
Clarkstown NY Central School District BAN	2.250%	7/27/18	7,000	7,012
Columbia County NY Capital Resource
Corp. Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	1.080%	6/7/18 LOC	3,000	3,000
Columbia County NY Industrial
Development Agency Civic Facility Revenue
(Columbia Memorial Hospital Project) VRDO	1.080%	6/7/18 LOC	3,770	3,770
Commack NY Union Free School District
TAN	2.250%	6/27/18	14,200	14,212
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley
Hospital) VRDO	1.080%	6/7/18 LOC	2,685	2,685
East Greenbush NY Central School District
BAN	2.000%	2/8/19	11,575	11,608
East Meadow NY Union Free School District
BAN	2.500%	3/1/19	7,625	7,679
Eastchester NY Union Free School District
BAN	2.250%	9/25/18	23,000	23,088
1 Erie County NY Industrial Development
Agency School Facility Revenue (Buffalo
City School District Project) TOB VRDO	1.080%	6/7/18	6,665	6,665
1 Erie County NY Industrial Development
Agency School Facility Revenue (Buffalo
City School District Project) TOB VRDO	1.090%	6/7/18	6,035	6,035
Fairport NY Central School District BAN	2.500%	6/25/18	11,860	11,871

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Franklin County NY Civic Development Corp.
	Revenue VRDO	1.080%	6/7/18 LOC	5,000	5,000
	Geneva NY Industrial Development Agency
	Civic Facility Revenue (Colleges of the
	Seneca Project) VRDO	1.100%	6/7/18 LOC	15,810	15,810
	Grand Island NY BAN	2.500%	10/11/18	10,292	10,342
	Half Hollow Hills NY Central School District
	TAN	2.000%	6/27/18	20,500	20,514
	Hauppauge NY Union Free School District
	TAN	2.000%	6/22/18	8,915	8,919
	Herricks NY Union Free School District TAN	2.250%	6/22/18	7,000	7,005
	Island Trees NY Union Free School District
	BAN	3.000%	5/31/19	16,500	16,694
	Islip NY Union Free School District BAN	2.000%	6/29/18	8,750	8,756
2	Kenmore-Tonawanda NY Union Free School
	District BAN	3.000%	6/13/19	12,373	12,521
	Kenmore-Tonawanda NY Union Free School
	District BAN	2.000%	6/14/18	10,000	10,003
	Kingston NY City School District BAN	2.000%	6/14/18	20,000	20,006
	Lancaster NY Central School District BAN	2.250%	6/14/18	4,575	4,577
	Monroe County NY Industrial Development
	Agency Civic Facility Revenue (Nazareth
	College) VRDO	1.100%	6/7/18 LOC	6,865	6,865
1	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester)
	TOB VRDO	1.080%	6/7/18	5,620	5,620
1	Monroe County NY Industrial Development
	Corp. Revenue (University of Rochester)
	TOB VRDO	1.090%	6/7/18	4,350	4,350
	Nassau County NY Interim Finance Authority
	Sales Tax Revenue VRDO	0.950%	6/7/18	21,795	21,795
	Nassau County NY Interim Finance Authority
	Sales Tax Revenue VRDO	1.040%	6/7/18	7,935	7,935
	Nassau County NY Interim Finance Authority
	VRDO	0.970%	6/7/18	13,820	13,820
	New Rochelle NY BAN	2.500%	3/1/19	8,152	8,211
	New Rochelle NY City School District BAN	2.500%	7/13/18	19,000	19,029
	New York City NY GO	0.910%	6/1/18	2,100	2,100
	New York City NY GO	5.000%	8/1/18	9,000	9,057
	New York City NY GO	5.000%	8/1/18	25,315	25,467
1,3	New York City NY GO TOB PUT	1.210%	7/19/18	4,860	4,860
1	New York City NY GO TOB VRDO	0.970%	6/1/18 LOC	60,000	60,000
1	New York City NY GO TOB VRDO	1.080%	6/7/18	4,825	4,825
	New York City NY GO VRDO	0.890%	6/1/18	3,000	3,000
	New York City NY GO VRDO	0.890%	6/1/18 LOC	9,530	9,530
	New York City NY GO VRDO	0.910%	6/1/18	4,050	4,050
	New York City NY GO VRDO	0.920%	6/1/18	730	730
	New York City NY GO VRDO	1.050%	6/7/18 LOC	23,050	23,050
	New York City NY GO VRDO	1.160%	6/7/18 LOC	1,300	1,300
	New York City NY Housing Development
	Corp. Multi-Family Housing Revenue
	(201 Pearl Street) VRDO	1.070%	6/7/18 LOC	15,495	15,495

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York City NY Housing Development
Corp. Multi-Family Housing Revenue TOB
VRDO	1.110%	6/7/18	6,665	6,665
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (941 Hoe
Avenue Apartments) VRDO	1.060%	6/7/18 LOC	6,660	6,660
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Aldus
Street Apartments) VRDO	1.060%	6/7/18 LOC	8,100	8,100
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	1.060%	6/7/18 LOC	16,000	16,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Villa
Avenue Apartments) VRDO	1.060%	6/7/18 LOC	5,990	5,990
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	1.020%	6/7/18 LOC	12,700	12,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	1.070%	6/7/18 LOC	4,400	4,400
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	1.070%	6/7/18 LOC	16,110	16,110
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	1.060%	6/7/18 LOC	7,300	7,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	1.040%	6/7/18 LOC	4,700	4,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	1.120%	6/7/18 LOC	2,900	2,900
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue VRDO	1.020%	6/7/18	23,950	23,950
New York City NY Housing Finance Agency
Revenue (Parkledge Apartments) VRDO	1.220%	6/7/18 LOC	26,085	26,085
New York City NY Housing Finance Agency
Revenue (Shore Hill Housing) VRDO	1.070%	6/7/18 LOC	18,750	18,750
New York City NY Industrial Development
Agency Civic Facility Revenue (Jewish
Board of Family Services) VRDO	1.050%	6/7/18 LOC	1,045	1,045
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	1.030%	6/7/18 LOC	3,250	3,250
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	1.080%	6/7/18 LOC	2,205	2,205
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.090%	6/7/18	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.090%	6/7/18	25,550	25,550

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.090%	6/7/18	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	1.090%	6/7/18	8,200	8,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	6/1/18	8,610	8,610
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	6/1/18	3,460	3,460
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	6/1/18	4,455	4,455
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	6/1/18	2,030	2,030
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.920%	6/1/18	100	100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.000%	6/1/18	5,515	5,515
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.980%	6/7/18	22,625	22,625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.050%	6/7/18	19,100	19,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.070%	6/7/18	9,615	9,615
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	1.090%	6/7/18	3,335	3,335
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	1.090%	6/7/18	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.080%	6/7/18	2,210	2,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.080%	6/7/18	7,000	7,000
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	8/1/18	3,200	3,209
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.070%	6/7/18	9,335	9,335
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.080%	6/7/18	7,500	7,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18 LOC	23,800	23,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18	25,000	25,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18	6,000	6,000

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18	5,000	5,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18	7,500	7,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	1.090%	6/7/18	2,035	2,035
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.010%	6/7/18	2,400	2,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.040%	6/7/18	1,475	1,475
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.070%	6/7/18 LOC	5,865	5,865
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.900%	6/1/18	500	500
New York City NY Transitional Finance Authority
Revenue VRDO	1.070%	6/7/18	6,000	6,000
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	1.090%	1/7/19	12,000	12,000
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	1.010%	6/7/18	15,600	15,600
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	1.010%	6/7/18	45,600	45,600
1 New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society) TOB
VRDO	1.090%	6/7/18	5,335	5,335
1 New York City Transitional Finance Authority
Building Aid Revenue TOB VRDO	1.080%	6/7/18	4,000	4,000
New York City Transitional Finance Authority
Future Tax Secured Revenue	1.150%	6/7/18 LOC	15,000	15,000
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.080%	6/7/18	8,760	8,760
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.090%	6/7/18	8,000	8,000
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.090%	6/7/18	4,600	4,600
1 New York City Transitional Finance Authority
Future Tax Secured Revenue TOB VRDO	1.090%	6/7/18	6,000	6,000
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.080%	6/7/18	10,400	10,400
1 New York Convention Center Development
Corp. Revenue TOB VRDO	1.210%	6/7/18	7,020	7,020
1 New York Liberty Development Corp. Revenue
(7 World Trade Center Project) TOB VRDO	1.210%	6/7/18	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	1.090%	6/7/18	29,000	29,000

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	1.050%	6/7/18 LOC	10,000	10,000
1 New York Liberty Development Corp. Revenue
TOB VRDO	1.140%	6/7/18	16,295	16,295
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.080%	6/7/18	3,750	3,750
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.080%	6/7/18	6,400	6,400
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.090%	6/7/18	7,130	7,130
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.090%	6/7/18	5,350	5,350
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	1.090%	6/7/18	3,330	3,330
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	1.060%	6/7/18 LOC	19,275	19,275
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	1.090%	6/7/18	4,500	4,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	1.080%	6/7/18	3,650	3,650
New York Metropolitan Transportation Authority
Revenue VRDO	1.000%	6/1/18 LOC	7,425	7,425
New York Metropolitan Transportation Authority
Revenue VRDO	0.960%	6/7/18 LOC	9,480	9,480
New York Metropolitan Transportation Authority
Revenue VRDO	1.060%	6/7/18 LOC	13,370	13,370
1 New York NY GO TOB VRDO	1.090%	6/7/18 LOC	13,000	13,000
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	1.040%	6/7/18 LOC	20,975	20,975
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.070%	6/7/18 LOC	9,600	9,600
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.070%	6/7/18 LOC	4,395	4,395
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.070%	6/7/18 LOC	9,170	9,170
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.070%	6/7/18 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Cornell University) CP	1.670%	9/13/18	17,000	17,000
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	1.090%	6/7/18	15,000	15,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	1.010%	6/7/18	15,000	15,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	1.010%	6/7/18	4,600	4,600
New York State Dormitory Authority Revenue
(Culinary Institute of America) VRDO	1.070%	6/7/18 LOC	4,350	4,350
New York State Dormitory Authority Revenue
(Culinary Institute of America) VRDO	1.070%	6/7/18 LOC	5,300	5,300

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue
	(Department of Health)	5.000%	7/1/18	2,530	2,538
	New York State Dormitory Authority Revenue
	(Department of Health)	5.000%	7/1/18	4,885	4,900
	New York State Dormitory Authority Revenue
	(Fordham University) VRDO	1.020%	6/7/18 LOC	6,735	6,735
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	1.080%	6/7/18	7,860	7,860
1	New York State Dormitory Authority Revenue
	(Memorial Sloan-Kettering Cancer Center)
	TOB VRDO	1.090%	6/7/18	3,750	3,750
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	1.070%	6/7/18 LOC	46,615	46,615
	New York State Dormitory Authority Revenue
	(Mental Health Services Facilities
	Improvement) VRDO	1.070%	6/7/18 LOC	4,715	4,715
1,3	New York State Dormitory Authority Revenue
	(New York University) TOB PUT	1.210%	8/23/18	4,400	4,400
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.080%	6/7/18	6,665	6,665
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.090%	6/7/18	6,000	6,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.090%	6/7/18	4,000	4,000
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.090%	6/7/18	14,675	14,675
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.090%	6/7/18	7,500	7,500
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.090%	6/7/18	6,250	6,250
1	New York State Dormitory Authority Revenue
	(Personal Income Tax) TOB VRDO	1.090%	6/7/18	4,375	4,375
	New York State Dormitory Authority Revenue
	(Rockefeller University) VRDO	1.070%	6/7/18	9,400	9,400
	New York State Dormitory Authority Revenue
	(Royal Charter Properties) VRDO	1.040%	6/7/18 LOC	9,375	9,375
	New York State Dormitory Authority Revenue
	(Service Contract)	5.000%	7/1/18	9,000	9,027
	New York State Dormitory Authority Revenue
	(St. John’s University) VRDO	1.030%	6/7/18 LOC	31,515	31,515
1	New York State Dormitory Authority Revenue
	TOB VRDO	1.080%	6/7/18	7,500	7,500
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	1.080%	6/7/18	5,000	5,000
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	1.080%	6/7/18	7,845	7,845
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	1.080%	6/7/18	23,000	23,000
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	1.090%	6/7/18	7,600	7,600
1	New York State Dormitory Authority Sales Tax
	Revenue TOB VRDO	1.090%	6/7/18	3,365	3,365

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.090%	6/7/18	17,370	17,370
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	1.090%	6/7/18	7,500	7,500
1 New York State Dormitory Authority TOB VRDO	1.080%	6/7/18	6,185	6,185
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project) VRDO	1.160%	6/7/18 LOC	30,000	30,000
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.080%	6/7/18 LOC	28,200	28,200
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	1.080%	6/7/18 LOC	32,200	32,200
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	2.000%	6/15/18	6,135	6,137
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	10,014
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	1.070%	6/7/18	3,750	3,750
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	1.080%	6/7/18	3,600	3,600
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	1.090%	6/7/18	3,650	3,650
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc.) VRDO	1.080%	6/7/18 LOC	3,000	3,000
New York State Housing Finance Agency
Housing Revenue (10 Barclay Street) VRDO	1.070%	6/7/18 LOC	14,000	14,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	1.040%	6/7/18 LOC	26,900	26,900
New York State Housing Finance Agency
Housing Revenue (600 W 42nd Street) VRDO	1.090%	6/7/18 LOC	2,000	2,000
New York State Housing Finance Agency
Housing Revenue (606 W 57th Street) VRDO	1.160%	6/7/18 LOC	6,300	6,300
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	1.100%	6/7/18 LOC	6,000	6,000
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments) VRDO	1.100%	6/7/18 LOC	7,100	7,100
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II) VRDO	1.070%	6/7/18 LOC	12,140	12,140
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	1.070%	6/7/18 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	1.070%	6/7/18 LOC	35,500	35,500

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	1.090%	6/7/18 LOC	5,800	5,800
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	1.050%	6/7/18 LOC	56,000	56,000
1 New York State Housing Finance Agency
Housing Revenue TOB VRDO	1.130%	6/7/18	6,810	6,810
New York State Housing Finance Agency
Revenue (101 West End) VRDO	1.050%	6/7/18 LOC	47,000	47,000
New York State Housing Finance Agency
Revenue (1500 Lexington Associates LLC)
VRDO	1.100%	6/7/18 LOC	4,900	4,900
New York State Housing Finance Agency
Revenue (250 West 50th Street Project)
VRDO	1.060%	6/7/18 LOC	2,900	2,900
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	1.090%	6/7/18 LOC	29,400	29,400
New York State Housing Finance Agency
Revenue (Ocean Park Acquisition LP) VRDO	1.090%	6/7/18 LOC	4,350	4,350
New York State Housing Finance Agency
Revenue (Overlook Apartments) VRDO	1.080%	6/7/18 LOC	4,500	4,500
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	1.070%	6/7/18	14,300	14,300
New York State Housing Finance Agency
Revenue (Sea Park West LP) VRDO	1.070%	6/7/18 LOC	14,100	14,100
New York State Housing Finance Agency
Revenue (Tower 31) VRDO	1.130%	6/7/18 LOC	38,000	38,000
New York State Local Government Assistance
Corp. Revenue VRDO	1.070%	6/7/18	52,180	52,180
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.910%	6/1/18	13,825	13,825
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.930%	6/1/18	15,145	15,145
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.940%	6/1/18	22,635	22,635
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.940%	6/1/18	8,505	8,505
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.110%	6/7/18	49,200	49,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	1.160%	6/7/18	15,000	15,000
New York State Power Authority Revenue CP	1.630%	6/7/18	21,613	21,613
New York State Power Authority Revenue CP	1.470%	6/21/18	29,944	29,944
New York State Power Authority Revenue CP	1.620%	8/2/18	11,000	11,000
New York State Power Authority Revenue CP	1.660%	8/6/18	10,000	10,000
New York State Power Authority Revenue CP	1.530%	8/9/18	23,429	23,429
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	20,384
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.090%	6/7/18	3,750	3,750
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.090%	6/7/18	5,850	5,850
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	1.090%	6/7/18	10,300	10,300

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.970%	6/7/18	3,935	3,935
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.040%	6/7/18	15,130	15,130
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.040%	6/7/18	3,150	3,150
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.070%	6/7/18 LOC	3,680	3,680
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	1.070%	6/7/18 LOC	10,600	10,600
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.080%	6/7/18	2,800	2,800
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.090%	6/7/18	9,000	9,000
1 New York State Urban Development Corp.
Revenue TOB VRDO	1.090%	6/7/18	6,720	6,720
1 New York State Urban Development Corp.
TOB VRDO	1.080%	6/7/18	6,890	6,890
1 New York State Urban Development Corp.
TOB VRDO	1.090%	6/7/18	3,750	3,750
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.100%	6/7/18 LOC	27,500	27,500
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.130%	6/7/18 LOC	46,200	46,200
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.130%	6/7/18 LOC	22,000	22,000
1 Nuveen New York AMT-Free Quality
Municipal Income Fund VRDP VRDO	1.130%	6/7/18 LOC	20,000	20,000
1 Nuveen New York Quality Municipal Fund
VRDP VRDO	1.180%	6/7/18 LOC	34,700	34,700
Nyack NY Union Free School District GO	2.500%	6/22/18	9,585	9,593
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	1.080%	6/7/18 LOC	4,315	4,315
Pittsford NY Central School District BAN	2.000%	7/19/18	27,760	27,785
Plainview Old Bethpage NY Central School
District BAN	2.000%	10/5/18	12,800	12,841
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/18	1,495	1,501
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/18	1,975	1,998
Port Authority of New York & New Jersey
Revenue CP	1.300%	6/14/18	8,470	8,470
Port Authority of New York & New Jersey
Revenue CP	1.700%	7/12/18	11,750	11,750
Port Authority of New York & New Jersey
Revenue CP	1.790%	7/19/18	13,780	13,780
Port Authority of New York & New Jersey
Revenue CP	1.800%	8/3/18	7,345	7,345
Port Authority of New York & New Jersey
Revenue CP	1.720%	8/8/18	8,490	8,490
Port Authority of New York & New Jersey
Revenue CP	1.640%	9/12/18	24,425	24,425

New York Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.090%	6/7/18	8,500	8,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.110%	6/7/18	3,900	3,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.120%	6/7/18	3,100	3,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.120%	6/7/18	11,500	11,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.140%	6/7/18	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.140%	6/7/18	2,260	2,260
Rockville Centre NY Union Free School District
TAN	2.000%	6/22/18	7,700	7,703
Smithtown NY Central School District TAN	2.000%	6/28/18	16,200	16,208
South Country NY Central School District at
Brookhaven TAN	2.000%	6/27/18	21,000	21,015
South Huntington NY Union Free School
District TAN	2.000%	6/27/18	8,150	8,155
Syosset NY Central School District TAN	2.250%	6/27/18	1,000	1,002
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	1.030%	6/7/18 LOC	1,050	1,050
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	1.070%	6/7/18 LOC	22,120	22,120
Triborough Bridge & Tunnel Authority New York
Revenue (MTA Bridges and Tunnels) VRDO	0.910%	6/1/18 LOC	13,100	13,100
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	1.090%	6/7/18	3,750	3,750
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	1.090%	6/7/18	6,665	6,665
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	1.090%	6/7/18	4,195	4,195
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	1.100%	6/7/18 LOC	29,600	29,600
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	1.120%	6/7/18 LOC	13,770	13,770
1 Triborough Bridge & Tunnel Authority TOB
VRDO	1.080%	6/7/18	14,000	14,000
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	1.080%	6/7/18	6,750	6,750
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	1.090%	6/7/18	1,000	1,000
Valley Central School District of Montgomery
New York BAN	2.500%	6/21/18	9,975	9,981
Wappingers NY Central School District BAN	2.250%	8/15/18	6,780	6,794
Washingtonville NY Central School District BAN	2.500%	6/27/18	21,000	21,016
West Babylon Union Free School District New
York GO	2.500%	6/22/18	7,500	7,506
West Islip Union Free School District New
York GO	2.250%	6/22/18	10,000	10,007
2 Williamsville NY Central School District BAN	3.000%	6/12/19	6,805	6,888
Total Tax-Exempt Municipal Bonds (Cost $3,038,962)				3,038,962

New York Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	157
Receivables for Investment Securities Sold	665
Receivables for Accrued Income	11,241
Receivables for Capital Shares Issued	6,057
Other Assets	4,209
Total Other Assets	22,329
Liabilities
Payables for Investment Securities Purchased	(23,159)
Payables for Capital Shares Redeemed	(11,353)
Payables for Distributions	(164)
Payables to Vanguard	(239)
Total Liabilities	(34,915)
Net Assets (100%)
Applicable to 3,026,119,006 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,026,376
Net Asset Value Per Share	$1.00

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	3,026,318
Undistributed Net Investment Income	4
Accumulated Net Realized Gains	54
Net Assets	3,026,376

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was $888,235,000, representing 29.3% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
3 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	17,899
Total Income	17,899
Expenses
The Vanguard Group—Note B
Investment Advisory Services	355
Management and Administrative	1,484
Marketing and Distribution	308
Custodian Fees	15
Shareholders’ Reports and Proxy	8
Trustees’ Fees and Expenses	1
Total Expenses	2,171
Net Investment Income	15,728
Realized Net Gain (Loss) on Investment Securities Sold	60
Net Increase (Decrease) in Net Assets Resulting from Operations	15,788

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,728	15,086
Realized Net Gain (Loss)	60	(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,788	15,081
Distributions
Net Investment Income	(15,725)	(15,086)
Realized Capital Gain	—	—
Total Distributions	(15,725)	(15,086)
Capital Share Transactions
Issued	1,309,656	1,366,665
Issued in Lieu of Cash Distributions (at $1.00 per share)	14,910	14,477
Redeemed	(722,227)	(1,015,869)
Net Increase (Decrease) from Capital Share Transactions	602,339	365,273
Total Increase (Decrease)	602,402	365,268
Net Assets
Beginning of Period	2,423,974	2,058,706
End of Period[1]	3,026,376	2,423,974

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	. 007[1]	.003	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.007	.003	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.007)	(.003)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.007)	(.003)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.58%	0.67%	0.26%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,026	$2,424	$2,059	$2,190	$2,292	$2,483
Ratio of Expenses to
Average Net Assets	0.16%	0.16%	0.13%[3]	0.06% [3]	0.07%[3]	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	1.16%	0.67%	0.25%	0.01%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.16% for 2013. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Notes to Financial Statements

Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

New York Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $157,000, representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $141,399,000 and $57,250,000, respectively.

E. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNYTX	VNYUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.70%	2.77%

Financial Attributes

		Bloomberg	Bloomberg
		Barclays	Barclays
		NY	Municipal
		Muni Bond	Bond
	Fund	Index	Index

Number of Bonds	1,026	6,328	53,136

Yield to Maturity
(before expenses)	2.8%	2.6%	2.7%

Average Coupon	4.8%	4.8%	4.7%

Average Duration	6.6 years	5.6 years	5.8 years

Average Stated
Maturity	17.4 years	13.6 years	12.9 years

Short-Term
Reserves	1.6%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.10	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.6%
1 - 3 Years	3.4
3 - 5 Years	1.9
5 - 10 Years	7.1
10 - 20 Years	46.3
20 - 30 Years	32.4
Over 30 Years	5.3

Distribution by Credit Quality (% of portfolio)

AAA	23.0%
AA	42.2
A	25.0
BBB	7.5
BB	0.1
B	0.6
Not Rated	1.6

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratios were 0.18% for Investor Shares and 0.09% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
				Bloomberg
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.03%	-8.66%	-4.63%	-3.17%
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	3.77	5.94	9.71	7.84
2015	3.38	0.59	3.97	3.23
2016	3.11	-2.87	0.24	-0.20
2017	3.30	2.46	5.76	5.30
2018	1.59	-1.07	0.52	0.49
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	2.79%	3.18%	3.67%	0.72%	4.39%
Admiral Shares	5/14/2001	2.90	3.27	3.76	0.72	4.48

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New York (98.9%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/20 (Prere.)	325	356
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.125%	11/15/20 (Prere.)	150	165
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.375%	5/1/19 (Prere.)	3,455	3,570
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons North Project)	5.500%	5/1/19 (Prere.)	2,550	2,638
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.375%	5/1/19 (Prere.)	4,395	4,542
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons South Project)	5.500%	5/1/19 (Prere.)	1,500	1,552
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. -
Empire Commons West Project)	5.375%	5/1/19 (Prere.)	3,415	3,529
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	3,800	4,071
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/20 (Prere.)	2,500	2,678
1 Battery Park City Authority New York
Revenue TOB VRDO	0.950%	6/1/18 LOC	15,785	15,785
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	17,109
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	5,867
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	20,817

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	6,681
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	1,027
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,216
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/35	1,750	904
Brooklyn NY Local Development Corp.
PILOT Revenue (Barclays Center Project)	0.000%	7/15/46	450	142
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,036
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	1,891
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,455
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/27	6,575	7,556
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	6,275	7,165
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30	7,990	9,201
Brooklyn NY Local Development Corp.
PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	24,760	27,249
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,262
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,570
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,300
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,806
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	4,900
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	2,500	2,712
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue (Catholic
Health System Obligated Group)	5.000%	7/1/30	1,155	1,280
Buffalo & Fort Erie NY Public Bridge
Authority Revenue	5.000%	1/1/42	2,250	2,566
Buffalo & Fort Erie NY Public Bridge
Authority Revenue	5.000%	1/1/47	3,000	3,414
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/24	500	574
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/25	500	581
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/26	1,000	1,158
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/28	2,010	2,303
Buffalo NY Municipal Water Finance
Authority Revenue	5.000%	7/1/29	500	571

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,068
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,830
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/26	300	345
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/27	350	400
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/28	950	1,082
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/29	500	566
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/30	380	429
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/31	575	647
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/32	240	269
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/33	200	224
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/36	170	189
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/41	415	461
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America Project)	5.000%	7/1/46	300	332
Dutchess County NY Local Development
Corp. Revenue (Culinary Institute of
America)	5.000%	7/1/25	500	572
Dutchess County NY Local Development
Corp. Revenue (Health Quest Systems
Inc. Project)	5.000%	7/1/28	1,505	1,740
Dutchess County NY Local Development
Corp. Revenue (Health Quest Systems
Inc. Project)	5.000%	7/1/28	2,000	2,313
Dutchess County NY Local Development
Corp. Revenue (Health Quest Systems
Inc. Project)	5.000%	7/1/29	1,595	1,837
Dutchess County NY Local Development
Corp. Revenue (Health Quest Systems
Inc. Project)	5.000%	7/1/34	650	721

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dutchess County NY Local Development
Corp. Revenue (Health Quest Systems
Inc. Project)	5.000%	7/1/44	2,000	2,196
Dutchess County NY Local Development
Corp. Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,378
Dutchess County NY Local Development
Corp. Revenue (Vassar College Project)	5.000%	7/1/33	1,105	1,289
Dutchess County NY Local Development
Corp. Revenue (Vassar College Project)	5.000%	7/1/34	1,345	1,565
Dutchess County NY Local Development
Corp. Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,393
Dutchess County NY Local Development
Corp. Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,156
Dutchess County NY Local Development
Corp. Revenue (Vassar College Project)	5.000%	7/1/42	7,240	8,345
Dutchess County NY Local Development
Corp. Revenue (Vassar College Project)	4.000%	7/1/46	5,500	5,721
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/31	1,000	1,094
Erie County NY Fiscal Stability Authority
Revenue	4.000%	9/1/33	600	651
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/39	1,000	1,170
Erie County NY GO	5.000%	4/1/25	560	618
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,240
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	337
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	560
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,116
Hempstead NY GO	4.000%	4/1/29 (4)	6,000	6,437
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,496
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,438
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,300
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,626
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,403
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,011
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/27	1,740	1,995
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,383
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/30	670	756
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/32	370	415

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,960
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/38	480	532
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,781
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,805
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/21 (Prere.)	350	381
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/21 (Prere.)	17,665	19,454
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/31	5,000	5,873
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/32	2,500	2,916
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/33	2,000	2,324
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/34	14,000	16,210
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/35	3,300	3,810
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/36	3,000	3,454
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/37	2,500	2,876
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/38	3,000	3,449
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/39	4,500	5,166
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/42	9,500	10,874
Hudson Yards Infrastructure Corp.
New York Revenue	4.000%	2/15/44	11,000	11,417
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/45	4,500	5,144
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	7,575	8,137
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	10,860	11,792
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19 (ETM)	1,520	1,565
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19 (ETM)	930	957
Long Island NY Power Authority
Electric System Revenue	6.250%	4/1/19 (Prere.)	2,225	2,310
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/24 (4)	19,830	16,906
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/25	1,500	1,660
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/26	510	603
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/26	3,400	3,760

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/26	1,000	1,151
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/27 (4)	15,905	12,137
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/27	865	1,027
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/28	1,000	1,140
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/29	1,000	1,182
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/29	1,550	1,711
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/30	1,000	1,174
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/33	750	872
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/34	4,500	5,028
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/34	1,000	1,158
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/35	6,000	6,689
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/35	1,500	1,731
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/36	2,000	2,279
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	7,625	8,352
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/39	5,500	6,118
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/41	2,500	2,837
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/42	7,500	8,585
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/44	17,550	19,481
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/47	7,000	7,983
Madison County NY Capital Resource
Corp. Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,670
Madison County NY Capital Resource
Corp. Revenue (Colgate University Project)	5.000%	7/1/43	6,000	6,675
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,045	3,055
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,856
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,306
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,021

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	5.000%	10/1/32	600	674
Monroe County NY Industrial Development
Corp. Revenue (Nazareth College of
Rochester Project)	4.000%	10/1/47	1,300	1,303
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27	1,550	1,780
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29	1,000	1,139
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34	1,100	1,238
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35	1,055	1,185
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36	1,100	1,232
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,808
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,635	6,039
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46	5,000	5,527
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,710
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,724
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/31	2,000	2,368
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,780	1,907
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/32	1,270	1,361
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/32	1,300	1,533
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/33	1,650	1,760
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/35	1,700	1,982
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	1,000	1,054
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/36	900	949

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/36	1,000	1,162
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	4.000%	7/1/43	5,000	5,197
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/23 (Prere.)	4,880	5,591
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,439
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,143
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	1,867
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,587
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,123
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,557
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,478
Nassau County NY GO	5.000%	1/1/27	3,000	3,470
Nassau County NY GO	5.000%	1/1/28	2,815	3,243
Nassau County NY GO	5.000%	4/1/29	4,320	4,860
Nassau County NY GO	5.000%	4/1/34	5,740	6,388
Nassau County NY GO	5.000%	4/1/35	1,500	1,668
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/21	4,430	4,791
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/22	2,225	2,456
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/27	7,765	8,475
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/31	2,000	2,167
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/37	1,000	1,073
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/27	4,000	4,327
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/32	1,535	1,647
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/37	8,245	8,782

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic
Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association
Project)	5.000%	7/1/42	3,025	3,209
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/23	700	783
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/24	500	566
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/25	1,400	1,579
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/28	1,690	1,883
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/28	1,500	1,672
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/29	1,565	1,736
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/30	1,750	1,936
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/31	1,000	1,103
Nassau County NY Local Economic
Assistance Corp. Revenue (Catholic
Health Services of Long Island Obligated
Group Project)	5.000%	7/1/34	2,170	2,369
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/22	270	293
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/25	325	364
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/26	335	374
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/27	425	473

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/28	375	416
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/33	1,135	1,239
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/35	1,000	1,086
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/40	1,250	1,348
New Rochelle NY Corporate Local
Development Revenue (Iona College
Project)	5.000%	7/1/45	2,030	2,179
New York City NY Build NYC Resource
Corp. Revenue (Ethical Culture Fieldston
Project)	5.000%	6/1/24	750	861
New York City NY Build NYC Resource
Corp. Revenue (Methodist Hospital
Project)	5.000%	7/1/23	1,400	1,576
New York City NY Build NYC Resource
Corp. Revenue (Methodist Hospital
Project)	5.000%	7/1/25	1,325	1,499
New York City NY Build NYC Resource
Corp. Revenue (Methodist Hospital
Project)	5.000%	7/1/27	1,000	1,119
New York City NY Build NYC Resource
Corp. Revenue (New York Law School
Project)	5.000%	7/1/20	1,775	1,863
New York City NY Build NYC Resource
Corp. Revenue (New York Law School
Project)	5.000%	7/1/21	1,875	2,005
New York City NY Build NYC Resource
Corp. Revenue (New York Law School
Project)	5.000%	7/1/22	3,010	3,268
New York City NY Build NYC Resource
Corp. Revenue (New York Law School
Project)	5.000%	7/1/29	1,890	2,092
New York City NY Build NYC Resource
Corp. Revenue (New York Law School
Project)	5.000%	7/1/36	5,000	5,443
New York City NY Build NYC Resource
Corp. Revenue (New York Law School
Project)	5.000%	7/1/41	1,875	2,030
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/27	200	229
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/28	270	307
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/29	225	255
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/30	310	350

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/32	660	744
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/33	660	743
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/34	580	651
New York City NY Build NYC Resource
Corp. Revenue (Queens College)	5.000%	6/1/38	1,000	1,114
New York City NY Build NYC Resource
Corp. Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,124
New York City NY Build NYC Resource
Corp. Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,128
New York City NY Capital Resources
Corp. Revenue (Loan Enhanced Assistance
Program) VRDO	1.070%	6/7/18 LOC	3,335	3,335
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,244
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,007
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	2,871
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	8,438
New York City NY GO	5.625%	4/1/19 (Prere.)	2,890	2,985
New York City NY GO	5.000%	8/1/23	5,000	5,642
New York City NY GO	5.000%	8/1/26	3,070	3,602
New York City NY GO	5.000%	8/1/26	5,010	5,764
New York City NY GO	5.000%	8/1/27	4,560	5,240
New York City NY GO	5.000%	8/1/28	4,000	4,602
New York City NY GO	5.000%	8/1/28	3,710	4,064
New York City NY GO	5.000%	8/1/28	3,000	3,482
New York City NY GO	5.000%	8/1/28	2,195	2,638
New York City NY GO	5.000%	8/1/28	5,035	5,934
New York City NY GO	6.250%	10/15/28	45	46
New York City NY GO	5.000%	8/1/29	2,500	2,715
New York City NY GO	5.000%	8/1/29	5,010	5,751
New York City NY GO	5.000%	8/1/29	5,000	5,861
New York City NY GO	5.000%	8/1/29	5,055	6,047
New York City NY GO	5.000%	8/1/29	8,500	9,882
New York City NY GO	5.000%	8/1/30	2,185	2,371
New York City NY GO	5.000%	8/1/30	2,335	2,640
New York City NY GO	5.000%	8/1/30	3,000	3,461
New York City NY GO	5.000%	8/1/30	6,220	6,994
New York City NY GO	5.000%	8/1/30	5,000	5,841
New York City NY GO	5.000%	8/1/30	4,000	4,770
New York City NY GO	5.000%	8/1/30	4,720	5,514
New York City NY GO	5.000%	3/1/31	6,000	6,678
New York City NY GO	4.000%	8/1/31	2,775	2,979
New York City NY GO	5.000%	8/1/31	2,230	2,435
New York City NY GO	5.000%	8/1/31	1,500	1,656
New York City NY GO	5.000%	8/1/31	2,000	2,274
New York City NY GO	5.000%	8/1/31	1,440	1,712
New York City NY GO	5.000%	8/1/31	5,000	5,779
New York City NY GO	5.000%	8/1/31	3,000	3,253
New York City NY GO	5.000%	12/1/31	1,770	2,070
New York City NY GO	5.000%	3/1/32	5,000	5,558
New York City NY GO	4.000%	8/1/32	1,935	2,068
New York City NY GO	5.000%	8/1/32	2,985	3,234

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/32	4,000	4,547
New York City NY GO	5.000%	8/1/32	3,725	4,411
New York City NY GO	5.000%	3/1/33	7,500	8,326
New York City NY GO	5.000%	8/1/33	1,000	1,119
New York City NY GO	5.000%	8/1/33	2,875	3,300
New York City NY GO	5.000%	10/1/33	6,500	7,185
New York City NY GO	4.000%	8/1/34	3,000	3,188
New York City NY GO	5.000%	10/1/34	2,000	2,208
New York City NY GO	5.000%	8/1/35	3,500	3,783
New York City NY GO	5.000%	10/1/35	1,945	2,266
New York City NY GO	5.000%	12/1/35	2,500	2,887
New York City NY GO	5.000%	6/1/36	910	1,029
New York City NY GO	4.000%	8/1/36	2,500	2,624
New York City NY GO	5.000%	10/1/36	3,000	3,252
New York City NY GO	5.000%	10/1/36	5,000	5,808
New York City NY GO	5.000%	3/1/37	6,790	7,500
New York City NY GO	5.000%	3/1/37	7,500	8,752
New York City NY GO	5.000%	8/1/37	4,000	4,581
New York City NY GO	5.000%	3/1/38	7,500	8,745
New York City NY GO	5.000%	8/1/38	10,000	11,445
New York City NY GO	5.000%	10/1/38	6,500	7,539
New York City NY GO	5.000%	10/1/39	6,140	7,116
New York City NY GO	4.000%	10/1/41	6,000	6,261
New York City NY GO	5.000%	12/1/41	8,000	9,172
New York City NY GO	4.000%	3/1/42	7,000	7,310
New York City NY GO	5.000%	4/1/43	5,000	5,808
New York City NY GO	4.000%	12/1/43	1,835	1,913
New York City NY GO	5.000%	4/1/45	5,000	5,799
New York City NY GO VRDO	0.880%	6/1/18	1,805	1,805
New York City NY GO VRDO	0.890%	6/1/18	3,435	3,435
New York City NY GO VRDO	0.910%	6/1/18	235	235
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,453
New York City NY Housing Development
Corp. Capital Fund Grant Program Revenue
(New York City Housing Authority Program)	5.000%	7/1/23	1,000	1,136
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,012
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,381
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,520
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,569
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,320
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,569
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,893
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,082
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,091

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,033
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,573
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,039
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,733
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,304
New York City NY Housing Development
Corp. Multi-Family Housing Revenue
(Sustainable Neighborhood)	3.900%	11/1/48	4,000	4,032
New York City NY Housing Development
Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,105
New York City NY Housing Development
Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,047
New York City NY Housing Development
Corp. Multi-Family Mortgage Revenue
(8 Spruce Street)	3.500%	2/15/48	5,000	5,000
New York City NY Industrial Development
Agency Civic Facility Revenue (United
Jewish Appeal-Federation of Jewish
Philanthropies of New York, Inc.)	5.000%	7/1/34	4,865	5,310
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,795
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,101
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	5,285	3,028
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,357
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	14,550	15,098
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,077
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,248
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,323
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,216
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	15,385	16,816
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	10,010	10,941
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,045	11,718

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	13,423
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	3,000	3,478
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,000	3,450
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,020	6,748
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,441
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,633
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,000	3,437
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	7,500	8,717
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/37	11,150	11,773
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	5,629
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	2,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	10,000	11,615
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	11,544
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/39	5,025	5,254
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	6,915	7,847
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	8,510
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,844
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,720
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,178
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	5,568
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	26,902
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	16,258
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	17,281
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/47	13,000	13,314
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,036
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,294

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.870%	6/1/18	9,110	9,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.000%	6/1/18	1,000	1,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,020	4,672
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,680	10,054
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	18,492
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,200
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	12,650
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/26	1,970	2,275
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	2,805	3,099
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,523
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/31	4,260	4,691
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/31	1,585	1,719
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	1/15/32	500	510
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	3,750	4,461
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	4,000	4,338
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,657
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/33	8,205	9,015
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/34	3,000	3,537
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/35	2,725	3,161
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/36	3,100	3,285
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/36	5,000	5,612
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/37	13,885	15,188
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	7/15/37	3,250	3,559
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/38	3,000	3,509
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/39	3,000	3,169
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/40	11,385	11,871

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	2,000	2,257
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	9,410	10,543
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/40	5,200	5,605
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/41	2,000	2,256
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	1,410	1,577
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/43	3,000	3,492
New York City NY Transitional Finance
Authority Building Aid Revenue	4.000%	7/15/46	3,000	3,148
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	3,852
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	15
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/20 (Prere.)	1,305	1,413
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	185	201
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	1,225	1,328
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/27	2,530	2,938
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/29	775	839
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/29	5,000	5,807
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	5,000	5,791
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	1,315	1,423
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/30	4,825	5,533
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	2,000	2,143
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	2,500	2,855
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	3,575	3,822
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/32	7,300	8,118
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	12,000	14,068
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	5,370	6,194
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	10,260	11,743
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/33	9,500	10,910
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/33	5,020	5,864

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/34	2,195	2,436
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/34	5,000	5,579
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,321
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	11/1/34	3,880	4,122
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	7,500	8,015
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	10,000	10,909
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/35	5,500	6,360
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/35	3,600	3,795
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/35	4,000	4,239
New York City NY Transitional Finance
Authority Future Tax Revenue	5.500%	11/1/35	1,695	1,839
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	2/1/36	4,000	4,188
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/36	5,000	5,774
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/36	5,000	5,274
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/36	11,600	13,069
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/37	10,000	10,520
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/37	5,000	5,266
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/37	5,000	5,671
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/38	10,000	11,445
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/38	2,000	2,170
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/39	5,000	5,676
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/39	3,750	3,993
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/41	15,000	16,846
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/42	3,505	3,808
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/42	5,000	5,234
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/42	2,500	2,790
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/43	1,000	1,048
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	5/1/44	9,000	9,428

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.880%	6/1/18	13,055	13,055
New York City NY Trust for Cultural
Resources Revenue (Whitney Museum
of American Art)	5.000%	7/1/31	7,000	7,461
New York City NY Trust for Cultural
Resources Revenue (Wildlife
Conservation Society)	5.000%	8/1/33	4,000	4,467
New York Convention Center Development
Corp. Revenue	0.000%	11/15/32	2,000	1,203
New York Convention Center Development
Corp. Revenue	0.000%	11/15/33	2,000	1,149
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,447
New York Convention Center Development
Corp. Revenue	0.000%	11/15/34	3,000	1,644
New York Convention Center Development
Corp. Revenue	0.000%	11/15/36	6,000	3,002
New York Convention Center Development
Corp. Revenue	0.000%	11/15/37	2,340	1,123
New York Convention Center Development
Corp. Revenue	0.000%	11/15/38	3,500	1,611
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39	4,000	1,762
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	14,600
New York Convention Center Development
Corp. Revenue	0.000%	11/15/41	13,570	5,461
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,508
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,425
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	3,000	3,143
New York Liberty Development Corp.
Revenue	5.000%	11/15/31	10,835	11,795
New York Liberty Development Corp.
Revenue	5.000%	12/15/41	14,750	15,994
New York Liberty Development Corp.
Revenue	5.000%	9/15/43	14,360	15,507
New York Liberty Development Corp.
Revenue	5.250%	12/15/43	6,750	7,402
New York Liberty Development Corp.
Revenue	5.125%	1/15/44	24,000	25,075
New York Liberty Development Corp.
Revenue	5.000%	11/15/44	20,000	21,559
New York Liberty Development Corp.
Revenue	5.125%	11/15/44	4,200	4,545
New York Liberty Development Corp.
Revenue	5.625%	7/15/47	6,055	6,410
New York Liberty Development Corp.
Revenue	6.375%	7/15/49	18,225	19,257
New York Liberty Development Corp.
Revenue	5.750%	11/15/51	25,000	27,763
New York Liberty Development Corp.
Revenue (7 World Trade Center Project)	5.000%	9/15/31	5,000	5,509

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Liberty Development Corp.
Revenue (7 World Trade Center Project)	5.000%	9/15/32	5,000	5,505
New York Liberty Development Corp.
Revenue (7 World Trade Center Project)	5.000%	9/15/40	4,680	5,130
New York Liberty Development Corp.
Revenue (7 World Trade Center Project)	5.000%	3/15/44	5,965	6,424
New York Liberty Development Corp.
Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	58,965	73,953
New York Liberty Development Corp.
Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	12,361
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/18 (Prere.)	40	41
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/18 (Prere.)	4,000	4,083
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/18 (Prere.)	310	317
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	10,000	10,820
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,150	1,244
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,000	1,082
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	1,000	1,082
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	765	845
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	1,235	1,364
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (Prere.)	1,000	1,113
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	3,070	3,473
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	1,925	2,177
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	1,160	1,312
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	3,325	3,761
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/23 (Prere.)	2,050	2,342
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/23	960	980
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	10,085	11,203
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/27	2,240	1,675
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	5,000	5,884
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	4,020	4,804
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	6,385	7,384
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	4,250	4,915

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	660	674
New York Metropolitan Transportation
Authority Revenue	0.000%	11/15/29	6,510	4,476
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	3,000	3,458
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/29	5,000	5,764
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	3,000	3,484
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	6,540	7,653
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/31	7,500	8,034
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	7,500	8,001
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	3,000	3,174
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	1,500	1,655
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	5,000	5,657
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	1,575	1,737
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/35	3,000	3,393
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/35	3,250	3,676
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/36	1,045	1,083
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/37	3,000	3,120
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/37	5,000	5,667
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	10,020	10,954
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/39	5,000	5,650
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	5,515	6,043
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/42	2,000	2,063
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	5,010	5,489
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	930	1,019
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/46	5,000	5,141
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/55	2,045	2,272
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/56	7,700	8,598
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	5,000	5,688

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/56	6,500	7,443
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/57	4,000	4,597
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum
Tax)	5.250%	11/15/19 (Prere.)	4,000	4,203
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum
Tax)	5.250%	11/15/19 (Prere.)	4,000	4,203
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum
Tax)	5.250%	11/15/19 (Prere.)	5,000	5,253
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	92
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	417
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	745	823
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	1,595	1,761
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21 (Prere.)	5,000	5,522
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	1,585	1,737
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	3,405	3,730
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	7,779
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,520	3,019
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,229
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,555	3,055
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	2,983
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	10,000	10,698
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	1,977
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	12,020	13,889
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	9,212
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46	5,000	5,725
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	5,000	5,795
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	13,000	14,983
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/57	5,865	6,865

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/51	21,375	22,736
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/56	22,000	23,703
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	3,811
1 New York Metropolitan Transportation
Authority Revenue TOB VRDO	1.140%	6/7/18	11,605	11,605
1 New York Metropolitan Transportation
Authority Revenue TOB VRDO	1.310%	6/7/18	7,500	7,500
New York NY GO	5.000%	8/1/27	5,090	6,098
New York NY GO	5.000%	8/1/28	4,460	5,319
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/21 (Prere.)	1,000	1,092
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,732
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,082
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	11,863
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	14,658
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,198
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,040	3,570
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,626
2 New York State Dormitory Authority Revenue	5.000%	10/1/29	3,000	3,499
New York State Dormitory Authority Revenue	5.000%	10/1/30 (4)	9,570	11,313
2 New York State Dormitory Authority Revenue	5.000%	10/1/30	2,000	2,329
New York State Dormitory Authority Revenue	5.000%	7/1/31	1,400	1,686
2 New York State Dormitory Authority Revenue	5.000%	10/1/31	2,000	2,321
New York State Dormitory Authority Revenue	5.000%	7/1/32	1,000	1,199
New York State Dormitory Authority Revenue	5.000%	7/1/33	1,210	1,445
New York State Dormitory Authority Revenue	5.000%	3/15/35	5,000	5,902
New York State Dormitory Authority Revenue	4.000%	7/1/35	1,355	1,454
New York State Dormitory Authority Revenue	5.000%	3/15/39	5,000	5,865
New York State Dormitory Authority Revenue	4.000%	3/15/47	5,000	5,222
New York State Dormitory Authority Revenue	4.000%	3/15/48	5,000	5,218
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	872
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,165
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,414
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/43	1,185	1,321
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,793

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,327
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,095
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,091
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	750
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	593
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/38	5,000	5,958
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,439
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/48	12,255	16,516
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/40	5,000	5,284
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	326
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	258
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	423
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	325
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	588
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,130
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	378
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	645
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,042
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	3,000	3,327
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	468
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	850	1,000
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,514
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/30	515	605
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,400	1,640
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,390
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/33	500	529
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,151

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/34	1,660	1,746
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	865
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/35	1,650	1,728
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	572
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,538
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	2,851
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,368
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,163
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	3,880
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,224
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,550
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,642
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27	5,020	6,097
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,100	1,308
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	2,000	2,373
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32	1,875	2,208
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34	3,000	3,212
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35	1,420	1,516
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,091
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37	1,350	1,436
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42	5,000	5,751
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47	16,500	17,162
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	465	468
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	35	35
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	763
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	670

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority \Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,028
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	513
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New
York University)	5.150%	7/1/24 (14)	2,000	2,275
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,078
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,083
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,002
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	765
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	670	784
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	816
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,738
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	855
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	457
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,343
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,153
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,317
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,152
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,065	5,949
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,355
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	994
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,144
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,697
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	13,981
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	6,000	6,400
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/36	6,000	6,370
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,595
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,646

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,053
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	14,320	14,973
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	8,000	9,018
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	7,000	7,615
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	1,000	1,088
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	2,500	2,720
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/21 (Prere.)	1,000	1,095
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,758
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,284
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,039
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,280
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,833
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	3,957
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,370
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,327
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,261
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/27	1,200	1,340
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/28	1,300	1,447
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/30	1,100	1,216

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/31	1,200	1,324
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/33	1,000	1,097
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/35	1,000	1,090
New York State Dormitory Authority Revenue
(Orange Regional Medical Center Obligated
Group)	5.000%	12/1/37	1,000	1,086
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/19	355	364
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	34
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,398
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,603
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	1,560	1,698
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	5,000	5,131
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/19 (Prere.)	18,000	18,506
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/19 (Prere.)	10,000	10,320
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	6,527
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	1,939
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	5,025	5,971
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,668
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	5,903
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	6,876
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,748
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,468
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,248
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,048
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,305

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	3,500	4,041
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	5,000	5,282
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,510	4,041
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	4,305	4,922
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,000	1,140
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	5,000	5,760
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	12,652
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	5,614
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	7,410	8,531
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,705	4,156
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	5,669
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	5,000	5,790
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,321
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,723
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,592
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,500	1,714
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/44	15,000	15,669
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	3,878
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	451
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	569
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	490
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,127
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	561
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,156
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	577
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	575
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,219

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,363
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	1,923
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,456
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,109
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,269
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	2,944
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	2,996
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,684
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,103
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,142
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,138
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,702
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	841
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,125
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,120
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	694
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,116
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	600
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/26	740	857
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/27	650	751
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/31	1,500	1,706
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	2,500	2,728
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,473
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,468
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/31	1,000	1,175
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,847
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/32	1,825	2,138

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/35	2,000	2,319
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/36	1,500	1,738
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	8,865
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,010	5,550
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,321
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/30	505	591
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/31	1,000	1,070
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,924
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/32	575	668
New York State Dormitory Authority Revenue
(Teachers College)	4.000%	7/1/33	1,200	1,270
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,171
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	3,000	3,203
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,363
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,037
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/37	3,500	3,966
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,319
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/41	6,685	7,549
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,307
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	9,110	10,251
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	396
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	667
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/19 (Prere.)	15	15
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	135
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	364
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	10	10
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	5	5

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	55	57
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	21
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	68
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	285	294
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,349
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	314
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	406
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	519
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/22	1,640	1,689
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	9/1/23	1,235	1,257
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	75	77
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,595	1,627
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	595	606
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/27	3,010	3,503
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/31	8,975	10,181
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/32	2,650	3,003
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	4,840	5,571
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	5,000	5,654
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/34	5,000	5,651
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	5,000	5,821
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	5,240	5,908
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/36	1,000	1,161
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/36	5,000	5,764
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/36	7,995	9,000
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/37	3,600	4,176
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/37	5,000	5,620
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/38	1,200	1,335

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/41	10,000	11,558
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/42	5,000	5,642
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/42	17,280	19,959
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/43	4,085	4,715
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/43	13,685	15,184
New York State Dormitory Authority Sales
Tax Revenue	4.000%	3/15/47	7,570	7,894
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	4.910%	6/5/18 (2)	2,485	2,485
New York State Environmental Facilities
Corp. Revenue	5.000%	8/15/31	1,335	1,594
New York State Environmental Facilities
Corp. Revenue	5.000%	8/15/34	1,000	1,181
New York State Environmental Facilities
Corp. Revenue	5.000%	8/15/35	1,385	1,633
New York State Environmental Facilities
Corp. Revenue	5.000%	8/15/36	1,000	1,176
New York State Environmental Facilities
Corp. Revenue	5.000%	8/15/37	1,400	1,646
New York State Environmental Facilities
Corp. Revenue	5.000%	8/15/41	1,000	1,171
New York State Environmental Facilities
Corp. Revenue	5.000%	8/15/42	1,000	1,167
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/30	3,015	3,548
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/31	5,870	6,631
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,640
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/32	2,515	2,985
New York State Environmental Facilities
C orp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,812
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/33	4,000	4,729
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	5,010	5,902
New York State Environmental Facilities
Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	4,145	4,717

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/35	2,500	2,941
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/35	3,000	3,476
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.000%	6/15/36	2,500	2,650
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/36	1,500	1,626
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.000%	6/15/37	5,610	5,973
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/41	3,000	3,451
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/41	5,900	6,384
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/42	11,310	13,166
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.000%	6/15/46	5,435	5,694
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,698
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,785
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,675
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,187
New York State GO	5.000%	3/1/28	10,000	11,312
New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/42	1,405	1,419
New York State Housing Finance Agency
Affordable Housing Revenue	3.850%	11/1/43	1,140	1,150
New York State Housing Finance Agency
Affordable Housing Revenue	3.950%	11/1/48	1,500	1,513
New York State Housing Finance Agency
Revenue	3.800%	11/1/43	2,325	2,342
New York State Housing Finance Agency
Revenue	3.875%	11/1/48	2,635	2,674
New York State Mortgage Agency
Homeowner Mortgage Revenue	2.625%	4/1/41	1,350	1,356
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,092
New York State Thruway Authority Revenue	5.000%	1/1/28	5,215	5,987
New York State Thruway Authority Revenue	5.000%	1/1/29	4,020	4,597
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,383
New York State Thruway Authority Revenue	5.000%	1/1/30	2,610	2,976

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	1,952
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,367
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,254
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,324
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,274
New York State Thruway Authority Revenue	5.000%	1/1/32	4,115	4,666
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,391
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,672
New York State Thruway Authority Revenue	5.000%	1/1/33	1,765	2,066
New York State Thruway Authority Revenue	5.000%	1/1/34	2,835	3,317
New York State Thruway Authority Revenue	5.000%	1/1/35	3,100	3,615
New York State Thruway Authority Revenue	4.000%	1/1/36	1,250	1,321
New York State Thruway Authority Revenue	5.000%	1/1/37	9,030	9,823
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,301
New York State Thruway Authority Revenue	5.000%	1/1/41	2,500	2,815
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,595
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	5,612
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,381
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	8,408
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,161
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,159
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,157
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,681
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,678
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	5,689
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,350
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/40	5,000	5,787
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,062
Niagara NY Area Development Corp.
Revenue (Niagara University Project)	5.000%	5/1/26	320	352
Niagara NY Area Development Corp.
Revenue (Niagara University Project)	5.000%	5/1/30	2,750	3,016
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.160%	6/7/18 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,026
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	1,888
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	504
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/29	475	528

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	500
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,069
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	634
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	697
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,118
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,770	1,878
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,669
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,211
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/35	1,140	1,284
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/36	1,475	1,656
Onondaga County NY Trust For Cultural
Resources Revenue (Abby Lane Housing
Corp. Project)	5.000%	5/1/40	1,200	1,331
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,134
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/32	510	576
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/33	540	608
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/34	565	635
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/35	595	667
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/36	625	698
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/37	355	396
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/38	285	318
Onondaga NY Civic Development Corp.
Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,115
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	653
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	672
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,311
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,088

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	5,000	5,977
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,013
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,468
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,899
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	3,015	3,532
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,318
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	11,416
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	7,000	7,462
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	13,000	14,715
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/42	3,000	3,485
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	9,840
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	3,000	3,442
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	6,000	6,892
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	8,000	9,258
3 Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	8,861
3 Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,611
Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	2,000	2,271
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	2,000	2,286
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,025	7,602
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,386
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,264
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/32	220	259
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/33	175	205
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/34	225	262
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/35	225	261

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/36	500	579
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/38	300	347
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/43	3,550	4,083
Saratoga County NY Capital Resource Corp.
Revenue (Skidmore College)	5.000%	7/1/48	4,520	5,178
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/28	310	359
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/29	660	761
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/31	450	517
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/34	830	950
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/35	1,510	1,726
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/36	545	622
St. Lawrence County NY Industrial
Development Civic Facility Revenue
(St. Lawrence University)	5.000%	7/1/43	8,870	9,631
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,713
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,672
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	14,180	15,323
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,327
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	8,552
Suffolk NY Tobacco Asset Securitization
Corp. Revenue	5.000%	6/1/32	2,675	2,886
Suffolk NY Tobacco Asset Securitization
Corp. Revenue	5.250%	6/1/37	3,300	3,592
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/26	2,530	2,928
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/28	4,200	4,776
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/30	5,000	5,628
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/32	1,000	1,116
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/33	5,000	5,554

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/34	6,000	6,645
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/36	5,835	6,425
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/41	7,000	7,596
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/45	10,540	10,855
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,750
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,800
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	5,000	5,291
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/26	10,000	11,236
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/29	725	836
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/30	500	575
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/30	2,215	2,627
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/31	3,010	3,507
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/31	6,990	7,847
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/31	8,995	10,645
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/33	2,000	2,287
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/33	1,540	1,810
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/34	3,090	3,619
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/36	5,000	5,744
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/37	2,500	2,855
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/37	5,010	5,830
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/38	3,000	3,488
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/40	2,525	2,858
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/41	7,500	8,582
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/42	4,600	5,329
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/42	7,500	8,746
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/43	18,205	21,316

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/44	6,325	7,400
Triborough Bridge & Tunnel Authority New
York Revenue	5.250%	11/15/45	4,000	4,598
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/47	5,835	6,725
Triborough Bridge & Tunnel Authority New
York Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48	10,000	10,451
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,125
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,139
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,152
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,153
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	1,837
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,144
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,583
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,826
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,015	7,958
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,339
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	7,933
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	10,921
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,565
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	8,980
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	5,797
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	27,131
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/38	3,000	3,529
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/39	3,000	3,521
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/40	3,000	3,519
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	30,752
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,000	3,516
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	93
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,049

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,705
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	1,941
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	11,710	12,510
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	16
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	255
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,472
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,675
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	4,615	5,048
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	6,250	6,943
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/37	1,275	1,432
Westchester County NY Local Development
Corp. Revenue (Purchase Housing Corp. II
Project)	5.000%	6/1/47	1,045	1,163
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,126
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,121
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,115
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,734
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	15,495	16,551
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/45	5,325	5,407
				4,432,279
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/27	450	491
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.000%	7/1/29	1,000	1,080
Guam Power Authority Revenue	5.000%	10/1/31	5,980	6,594
				8,165
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,050
Total Tax-Exempt Municipal Bonds (Cost $4,327,353)				4,441,494

New York Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.9%)
Other Assets
Investment in Vanguard	240
Receivables for Accrued Income	53,299
Receivables for Capital Shares Issued	2,553
Variation Margin Receivable Futures Contracts	498
Other Assets	436
Total Other Assets	57,026
Liabilities
Payables for Investment Securities Purchased	(8,146)
Payables for Capital Shares Redeemed	(1,882)
Payables for Distributions	(3,189)
Payables to Vanguard	(3,482)
Variation Margin Payable Futures Contracts	(476)
Total Liabilities	(17,175)
Net Assets (100%)	4,481,345

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	4,365,241
Undistributed Net Investment Income	1
Accumulated Net Realized Gains	1,707
Unrealized Appreciation (Depreciation)
Investment Securities	114,141
Futures Contracts	255
Net Assets	4,481,345

Investor Shares—Net Assets
Applicable to 40,327,951 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	465,052
Net Asset Value Per Share—Investor Shares	$11.53

Admiral Shares—Net Assets
Applicable to 348,281,528 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,016,293
Net Asset Value Per Share—Admiral Shares	$11.53

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was
$47,815,000, representing 1.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
3 Securities with a value of $786,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2018	273	35,038	385
2-Year U.S. Treasury Note	September 2018	43	9,126	4
5-Year U.S. Treasury Note	September 2018	66	7,517	10
				399

Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(116)	(13,971)	(36)
30-Year U. S. Treasury Bond	September 2018	(90)	(13,061)	(79)
Ultra Long U.S. Treasury Bond	September 2018	(26)	(4,147)	(29)
				(144)
				255

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	74,533
Total Income	74,533
Expenses
The Vanguard Group—Note B
Investment Advisory Services	290
Management and Administrative—Investor Shares	338
Management and Administrative—Admiral Shares	1,357
Marketing and Distribution—Investor Shares	50
Marketing and Distribution—Admiral Shares	137
Custodian Fees	22
Shareholders’ Reports and Proxy—Investor Shares	8
Shareholders’ Reports and Proxy—Admiral Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	2,213
Net Investment Income	72,320
Realized Net Gain (Loss)
Investment Securities Sold	7,205
Futures Contracts	(2,866)
Realized Net Gain (Loss)	4,339
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(52,346)
Futures Contracts	476
Change in Unrealized Appreciation (Depreciation)	(51,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,789

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,320	137,189
Realized Net Gain (Loss)	4,339	21,498
Change in Unrealized Appreciation (Depreciation)	(51,870)	76,466
Net Increase (Decrease) in Net Assets Resulting from Operations	24,789	235,153
Distributions
Net Investment Income
Investor Shares	(7,367)	(14,863)
Admiral Shares	(64,956)	(122,231)
Realized Capital Gain[1]
Investor Shares	(2,221)	(2,383)
Admiral Shares	(18,905)	(18,628)
Total Distributions	(93,449)	(158,105)
Capital Share Transactions
Investor Shares	8,300	(5,091)
Admiral Shares	149,164	333,752
Net Increase (Decrease) from Capital Share Transactions	157,464	328,661
Total Increase (Decrease)	88,804	405,709
Net Assets
Beginning of Period	4,392,541	3,986,832
End of Period[2]	4,481,345	4,392,541

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $150,000 and $2,967,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,000 and $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.71	$11.49	$11.84	$11.77	$11.11	$12.03
Investment Operations
Net Investment Income	.183[1]	.372[1]	.384	.390	.404	.397
Net Realized and Unrealized Gain (Loss)
on Investments	(.123)	. 282	(. 343)	. 070	. 660	(. 920)
Total from Investment Operations	.060	.654	.041	.460	1.064	(.523)
Distributions
Dividends from Net Investment Income	(.184)	(. 372)	(. 380)	(. 390)	(. 404)	(. 397)
Distributions from Realized Capital Gains	(.056)	(.062)	(.011)	—	—	—
Total Distributions	(. 240)	(. 434)	(. 391)	(. 390)	(. 404)	(. 397)
Net Asset Value, End of Period	$11.53	$11.71	$11.49	$11.84	$11.77	$11.11

Total Return[2]	0.52%	5.76%	0.24%	3.97%	9.71%	-4.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$465	$464	$460	$423	$417	$391
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.19%	3.18%	3.18%	3.26%	3.57%	3.47%
Portfolio Turnover Rate	16%	16%	18%	17%	27%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.71	$11.49	$11.84	$11.77	$11.11	$12.03
Investment Operations
Net Investment Income	.189[1]	.384[1]	. 396.400		.413	.406
Net Realized and Unrealized Gain (Loss)
on Investments	(.124)	. 282	(. 343)	. 070	. 660	(. 920)
Total from Investment Operations	.065	.666	.053	.470	1.073	(.514)
Distributions
Dividends from Net Investment Income	(.189)	(. 384)	(. 392)	(. 400)	(. 413)	(. 406)
Distributions from Realized Capital Gains	(.056)	(.062)	(.011)	—	—	—
Total Distributions	(. 245)	(. 446)	(. 403)	(. 400)	(. 413)	(. 406)
Net Asset Value, End of Period	$11.53	$11.71	$11.49	$11.84	$11.77	$11.11

Total Return[2]	0.56%	5.87%	0.34%	4.06%	9.80%	-4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,016	$3,929	$3,527	$3,547	$3,187	$2,697
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.28%	3.28%	3.34%	3.65%	3.55%
Portfolio Turnover Rate	16%	16%	18%	17%	27%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized. 1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $240,000, representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New York Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,441,494	—
Futures Contracts—Assets[1]	498	—	—
Futures Contracts—Liabilities[1]	(476)	—	—
Total	22	4,441,494	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $4,330,185,000. Net unrealized appreciation of investment securities for tax purposes was $111,309,000, consisting of unrealized gains of $130,535,000 on securities that had risen in value since their purchase and $19,226,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2018, the fund purchased $572,534,000 of investment securities and sold $349,642,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $77,282,000 and $105,775,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New York Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		May 31, 2018	November 30, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	72,278	6,232	142,825	12,208
Issued in Lieu of Cash Distributions	8,184	706	14,329	1,226
Redeemed	(72,162)	(6,227)	(162,245)	(13,868)
Net Increase (Decrease)—Investor Shares	8,300	711	(5,091)	(434)
Admiral Shares
Issued	453,757	39,183	778,945	66,603
Issued in Lieu of Cash Distributions	62,172	5,360	102,548	8,774
Redeemed	(366,765)	(31,722)	(547,741)	(46,991)
Net Increase (Decrease) —Admiral Shares	149,164	12,821	333,752	28,386

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2017	5/31/2018	Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,005.77	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,005.17	$0.90
Admiral Shares	1,000.00	1,005.64	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.03	$0.91
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays NY Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New York Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New York Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the New York Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New York Long-Term Tax-Exempt Fund or the owners of the New York Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New York Long-Term Tax-Exempt Fund. Investors acquire the New York Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New York Long-Term Tax-Exempt Fund. The New York Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New York Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New York Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the New York Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New York Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT

OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE NEW YORK LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >	vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY* MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY* MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date: July 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.